Portfolio of Investments – as of September 30, 2025 (Unaudited)
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.2% of Net Assets
	Australia — 4.2%
22,967	WiseTech Global Ltd.	$1,373,044
	Belgium — 1.5%
7,952	Anheuser-Busch InBev SA	475,344
	Brazil — 9.6%
308,183	Ambev SA, ADR	687,248
1,047	MercadoLibre, Inc.(a)	2,446,776
		3,134,024
	Canada — 5.3%
11,695	Shopify, Inc., Class A(a)	1,737,994
	China — 21.0%
2,592	Alibaba Group Holding Ltd., ADR(b)	463,268
4,120	Baidu, Inc., ADR(a)(b)	542,892
57,400	Budweiser Brewing Co. APAC Ltd.	61,014
3,200	Kweichow Moutai Co. Ltd., Class A	649,466
23,900	Tencent Holdings Ltd.	2,036,509
23,899	Trip.com Group Ltd., ADR(b)	1,797,205
40,038	Vipshop Holdings Ltd., ADR(b)	786,346
12,083	Yum China Holdings, Inc.(b)	518,602
		6,855,302
	Denmark — 3.5%
20,324	Novo Nordisk AS, Class B	1,131,673
	France — 5.9%
2,452	EssilorLuxottica SA	798,748
1,207	LVMH Moet Hennessy Louis Vuitton SE	742,766
6,242	Sodexo SA	393,834
		1,935,348
	Germany — 4.5%
5,485	SAP SE	1,468,704
	Japan — 2.4%
24,000	FANUC Corp.	689,687
15,300	Unicharm Corp.	99,231
		788,918
	Macau — 0.6%
35,000	Galaxy Entertainment Group Ltd.	192,443
	Netherlands — 7.7%
1,068	Adyen NV(a)	1,718,497
3,569	NXP Semiconductors NV	812,768
		2,531,265
Shares	Description	Value (†)
	Switzerland — 1.3%
6,448	CRISPR Therapeutics AG(a)	$417,895
	United Kingdom — 4.4%
6,378	Diageo PLC	152,611
9,378	Reckitt Benckiser Group PLC	722,124
9,571	Unilever PLC	568,483
		1,443,218
	United States — 26.3%
9,197	ARM Holdings PLC, ADR(a)	1,301,284
7,251	Block, Inc.(a)	524,030
13,690	Doximity, Inc., Class A(a)	1,001,423
17,617	Experian PLC	884,852
6,736	Nestle SA, (Registered)	618,602
7,590	Novartis AG, (Registered)	975,910
3,159	Roche Holding AG	1,051,895
4,984	Tesla, Inc.(a)	2,216,484
		8,574,480
	Total Common Stocks (Identified Cost $24,007,683)	32,059,652

Principal Amount
Short-Term Investments — 1.4%
$439,433
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 9/30/2025 at 2.650% to be
repurchased at $439,466 on 10/01/2025  collateralized
by $503,900 U.S. Treasury Note, 1.875% due 2/15/2032
valued at $448,248 including accrued interest(c)
(Identified Cost $439,433)
		439,433
	Total Investments — 99.6% (Identified Cost $24,447,116)	32,499,085
	Other assets less liabilities — 0.4%	146,098
	Net Assets — 100.0%	$32,645,183

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,373,044	$ —	$1,373,044
Belgium	—	475,344	—	475,344
China	4,108,313	2,746,989	—	6,855,302
Denmark	—	1,131,673	—	1,131,673
France	—	1,935,348	—	1,935,348
Germany	—	1,468,704	—	1,468,704
Japan	—	788,918	—	788,918
Macau	—	192,443	—	192,443
Netherlands	812,768	1,718,497	—	2,531,265
United Kingdom	—	1,443,218	—	1,443,218
United States	5,043,221	3,531,259	—	8,574,480
All Other Common Stocks(a)	5,289,913	—	—	5,289,913
Total Common Stocks	15,254,215	16,805,437	—	32,059,652
Short-Term Investments	—	439,433	—	439,433
Total Investments	$15,254,215	$17,244,870	$—	$32,499,085

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at September 30, 2025 (Unaudited)
United States Dollar	48.2%
Euro	18.8
Swiss Franc	8.1
Hong Kong Dollar	7.0
British Pound	5.4
Australian Dollar	4.2
Danish Krone	3.5
Japanese Yen	2.4
Yuan Renminbi	2.0
Total Investments	99.6
Other assets less liabilities	0.4
Net Assets	100.0%